Long-Term Debt - Bank Loans (Table) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Total long-term debt		$ 1,317,427	$ 379,662
Total long-term debt		16,000	0	$ 0
Less: Deferred loan and financing arrangements issuance costs		8,453	5,338
Total long-term debt, net		1,308,974	374,324
Less: Current portion of long-term debt		100,144	37,210
Add: Current portion of deferred loan and financing arrangements issuance costs		2,265	1,400
Long-term debt, net		1,211,095	338,514
(i) Issued in September 2017 maturing in October 2023 (the “2017 credit facility”) [Member]
Debt Instrument [Line Items]
Total long-term debt		$ 106,047	122,324
Margin		3.25%
(ii) Issued in January 2020 maturing in January 2025 (the “2020 credit facility”) [Member]
Debt Instrument [Line Items]
Total long-term debt		$ 32,480	35,920
Margin		2.55%
(iii) Issued in January 2021 maturing in February 2026 (the “CMTC Seller’s Credit”) [Member]
Debt Instrument [Line Items]
Margin		5.00%
Total long-term debt		$ 6,000	0
(iv) Issued in August 2021 maturing in September 2022 (the “CGC Seller’s Credit”) [Member]
Debt Instrument [Line Items]
Margin		0.00%
Total long-term debt		$ 5,000	0
(v) Issued in August 2021 maturing in September 2022 (the “CGC Seller’s Credit”) [Member]
Debt Instrument [Line Items]
Margin		0.00%
Total long-term debt		$ 5,000	0
(vi) Assumed in December 2021 maturing in December 2027 (the “2021 credit facility”) [Member]
Debt Instrument [Line Items]
Total long-term debt		$ 120,566	0
Margin		2.50%
(vii) Issued in January 2020 maturing in January 2025 (the “2020 CMBFL”) [Member]
Debt Instrument [Line Items]
Total long-term debt		$ 32,900	36,100
Margin		2.55%
(viii) Issued in January 2020 maturing in January 2025 (the “2020 CMBFL”) [Member]
Debt Instrument [Line Items]
Total long-term debt		$ 32,900	36,100
Margin		2.55%
(ix) Issued in May 2020 maturing in May 2027 (the “ICBCFL”) [Member]
Debt Instrument [Line Items]
Total long-term debt		$ 45,660	49,324
Margin		2.60%
(x) Issued in May 2020 fully repaid in May 2021 (the “ICBCFL”) [Member]
Debt Instrument [Line Items]
Total long-term debt		$ 0	50,570
Margin		2.60%
(xi) Issued in May 2020 fully repaid in December 2021 (the “ICBCFL”) [Member]
Debt Instrument [Line Items]
Total long-term debt		$ 0	49,324
Margin		2.60%
(xii) Issued in January 2021 maturing in February 2026 (the “2021 CMBFL- Panamax”) [Member]
Debt Instrument [Line Items]
Total long-term debt		$ 9,184	0
Margin		2.85%
(xiii) Issued in January 2021 maturing in February 2026 (the “2021 CMBFL-Panamax”) [Member]
Debt Instrument [Line Items]
Total long-term debt		$ 9,184	0
Margin		2.85%
(xiv) Issued in January 2021 maturing in February 2026 (the “2021 CMBFL- Panamax”) [Member]
Debt Instrument [Line Items]
Total long-term debt		$ 9,184	0
Margin		2.85%
(xv) Assumed in September 2021 maturing in October 2027 (the “2021 Bocomm”) [Member]
Debt Instrument [Line Items]
Total long-term debt		$ 144,744	0
Margin		2.70%
(xvi) Assumed in September 2021 maturing in May 2028 (the “2021 Bocomm”) [Member]
Debt Instrument [Line Items]
Total long-term debt		$ 151,299	0
Margin		2.70%
(xvii) Assumed in November 2021 maturing in August 2028 (the “2021 CMBFL-LNG/C”) [Member]
Debt Instrument [Line Items]
Total long-term debt		$ 146,315	0
Margin		2.55%
(xviii) Assumed in November 2021 maturing in September 2028 (the “2021 CMBFL-LNG/C”) [Member]
Debt Instrument [Line Items]
Total long-term debt		$ 147,493	0
Margin		2.55%
(xix) Assumed in November 2021 maturing in July 2036 (the “2021 Shin Doun”) [Member]
Debt Instrument [Line Items]
Total long-term debt		$ 142,609	0
Margin	[1]	0.00%
(xx) Issued in October 2021 maturing in October 2026 [Member]
Debt Instrument [Line Items]
Total long-term debt		$ 170,862	$ 0
Margin		2.65%

[1]	-It is being repaid at the rate of $31 per day including interest.